Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Capital	Equity Valuation Adjustments: Deemed Cost	Equity Valuation Adjustments: Other Comprehensive Income	Profit Reserves: Legal Reserve	Profit Reserves: Profit Retention Reserve	Profit Reserves: Additional Proposed Dividends	Profit Reserves: Accumulated Profit	Shareholders' Equity	Attributable to Non-Controlling Interests	Total
Balance, beginning at Dec. 31, 2014	R$ 6,910,000	R$ 1,137,104	R$ (160,140)	R$ 685,147	R$ 4,516,825	R$ 241,753	R$ 0	R$ 13,330,689	R$ 352,091	R$ 13,682,780
Net income (loss)							1,109,549	1,109,549	52,016	1,161,565
Other comprehensive income: Gain on financial assets, net of taxes			413					413	0	413
Other comprehensive income: actuarial gain (losses), net of taxes			290,436					290,436	495	290,931
Realization - gain on financial assets, net of taxes										0
Total comprehensive income			290,849				1,109,549	1,400,398	52,511	1,452,909
Realization - deemed cost, net of taxes		(90,441)					90,441	0	0	0
Deliberation of additional dividends proposed						(241,753)		(241,753)	(8,733)	(250,486)
Distribution of dividends with retained earnings								0	(48,601)	(48,601)
Allocation proposed to GSM: Legal reserve				59,637			(59,637)	0	0	0
Allocation proposed to GSM: Interest on own capital							(198,000)	(198,000)	0	(198,000)
Allocation proposed to GSM: Dividends							(128,795)	(128,795)	(29,315)	(158,110)
Allocation proposed to GSM: Profit retention reserve					813,558		(813,558)	0	0	0
Balance, ending at Dec. 31, 2015	6,910,000	1,046,663	130,709	744,784	5,330,383	0	0	14,162,539	317,953	14,480,492
Net income (loss)							895,772	895,772	(21,300)	874,472
Other comprehensive income: Gain on financial assets, net of taxes			2,383					2,383	0	2,383
Other comprehensive income: actuarial gain (losses), net of taxes			(59,649)					(59,649)	65	(59,584)
Realization - gain on financial assets, net of taxes										0
Total comprehensive income			(57,266)				895,772	838,506	(21,235)	817,271
Realization - deemed cost, net of taxes		(101,707)					101,707	0	0	0
Realization - actuarial gain			(19,933)		19,933			0	0	0
Deliberation of additional dividends proposed								0	(23,072)	(23,072)
Distribution of dividends with retained earnings								0	(9,342)	(9,342)
Capital increase	1,000,000				(1,000,000)			0	0	0
Allocation proposed to GSM: Legal reserve				47,932			(47,932)	0	0	0
Allocation proposed to GSM: Interest on own capital							(282,947)	(282,947)	0	(282,947)
Allocation proposed to GSM: Dividends								0	(4,260)	(4,260)
Allocation proposed to GSM: Profit retention reserve					666,600		(666,600)	0	0	0
Balance, ending at Dec. 31, 2016	7,910,000	944,956	53,510	792,716	5,016,916	0	0	14,718,098	260,044	14,978,142
Net income (loss)							1,033,626	1,033,626	84,629	1,118,255
Other comprehensive income: Gain on financial assets, net of taxes			17,250					17,250	0	17,250
Other comprehensive income: actuarial gain (losses), net of taxes			(29,556)					(29,556)	(123)	(29,679)
Realization - gain on financial assets, net of taxes			(18,909)					(18,909)	0	(18,909)
Total comprehensive income			(31,215)				1,033,626	1,002,411	84,506	1,086,917
Realization - deemed cost, net of taxes		(71,650)					71,650	0	0	0
Deliberation of additional dividends proposed								0	(11,053)	(11,053)
Approval of additional dividends in accordance with the 62nd Annual General Meeting					(223,266)			(223,266)	0	(223,266)
Allocation proposed to GSM: Legal reserve				51,682			(51,682)	0	0	0
Allocation proposed to GSM: Interest on own capital							(266,000)	(266,000)	0	(266,000)
Allocation proposed to GSM: Dividends							(23,401)	(23,401)	(30,836)	(54,237)
Allocation proposed to GSM: Profit retention reserve					764,193		(764,193)	0	0	0
Balance, ending at Dec. 31, 2017	R$ 7,910,000	R$ 873,306	R$ 22,295	R$ 844,398	R$ 5,557,843	R$ 0	R$ 0	R$ 15,207,842	R$ 302,661	R$ 15,510,503